Restricted net assets - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Mar. 31, 2022 CNY (¥)
Restricted net assets of the Company's subsidiaries and the VIEs.	¥ 0
Threshold maximum percentage of restricted net assets of consolidated and unconsolidated subsidiaries to the consolidated net assets	25.00%
Threshold maximum percentage of restricted net assets not met by the consolidated subsidiaries to disclose the financial statements for the parent company	25.00%
PRC [Member]
Required minimum percentage of annual appropriations to general reserve fund or statutory surplus fund	10
PRC [Member] | Statutory Surplus Reserve [Member] | Domestic Enterprise [Member]
Required minimum percentage of annual appropriations to general reserve fund	10
Maximum percentage of statutory surplus reserve related to entity's registered capital	50